Note 33 - Group Companies - Main Group Companies (Details)	12 Months Ended
Dec. 31, 2017
ARGENTINA | CERVECERIA Y MALTERIA QUILMES SAICA Y G [member]
Statement Line Items [Line Items]
Main group companies	99.75%
BOLIVIA | CERVECERIA BOLIVIANA NACIONAL S.A. [member]
Statement Line Items [Line Items]
Main group companies	85.67%
BRAZIL | AROSUCO AROMAS E SUCOS LTDA. [member]
Statement Line Items [Line Items]
Main group companies	100.00%
BRAZIL | CRBS S.A. [member]
Statement Line Items [Line Items]
Main group companies	100.00%
BRAZIL | CERVEJARIA Z.X. [member]
Statement Line Items [Line Items]
Main group companies	86.42%
CANADA | LABATT BREWING COMPANY LIMITED [member]
Statement Line Items [Line Items]
Main group companies	100.00%
CHILE | CERVECERIA CHILE S.A. [member]
Statement Line Items [Line Items]
Main group companies	100.00%
SPAIN | JALUA SPAIN, S.L. [member]
Statement Line Items [Line Items]
Main group companies	100.00%
LUXEMBOURG | AMBEV LUXEMBOURG [member]
Statement Line Items [Line Items]
Main group companies	100.00%
GUATEMALA | INDUSTRIAS DEL ATLÁNTICO, SOCIEDAD ANONIMA [member]
Statement Line Items [Line Items]
Main group companies	50.00%
PARAGUAY | CERVECERIA PARAGUAYA S.A. [member]
Statement Line Items [Line Items]
Main group companies	87.36%
DOMINICAN REPUBLIC | Cervecería Nacional Dominicana S.A. [member]
Statement Line Items [Line Items]
Main group companies	55.00%
URUGUAY | LINTHAL S.A. [member]
Statement Line Items [Line Items]
Main group companies	100.00%
URUGUAY | CERVECERIA Y MALTERIA PAYSSANDÚ S.A. [member]
Statement Line Items [Line Items]
Main group companies	99.93%
URUGUAY | MONTHIERS SOCIEDAD ANONIMA [member]
Statement Line Items [Line Items]
Main group companies	100.00%
PANAMA | Cervecería Nacional Dominicana S.A. [member]
Statement Line Items [Line Items]
Main group companies	100.00%